Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	19 Months Ended	50 Months Ended	60 Months Ended	68 Months Ended	90 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000168333
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Partners Fund
Average Annual Return, Percent		8.32%			9.26%				8.51%
C000168336
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Value Fund
Average Annual Return, Percent		6.15%			6.55%				7.00%
C000168337
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Value Fund
Average Annual Return, Percent		10.75%			6.99%				6.97%
C000168329
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Large Cap Alpha Fund
Average Annual Return, Percent		14.07%			8.45%				8.40%
C000168330
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Large Cap Alpha Fund
Average Annual Return, Percent		19.02%			8.86%				8.35%
C000168416
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Investors Fund
Average Annual Return, Percent		13.90%			9.33%				8.31%
C000168417
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Investors Fund
Average Annual Return, Percent		18.92%			9.81%				8.31%
C000168359
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Global Energy Transition Fund
Average Annual Return, Percent		9.36%			25.74%				2.09%
C000168360
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Global Energy Transition Fund
Average Annual Return, Percent		14.08%			26.21%				2.04%
C000168408
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Growth Fund
Average Annual Return, Percent		4.69%			(0.66%)				5.32%
C000168409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Growth Fund
Average Annual Return, Percent		9.23%			(0.24%)				5.30%
C000168400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Select Growth Fund
Average Annual Return, Percent		16.34%			5.84%				7.34%
C000168401
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Select Growth Fund
Average Annual Return, Percent		21.38%			6.26%				7.31%
C000168396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Mid Cap Growth Fund
Average Annual Return, Percent		16.84%			4.85%				6.76%
C000168397
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Mid Cap Growth Fund
Average Annual Return, Percent		21.87%			5.14%				6.63%
C000168393
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Growth Fund
Average Annual Return, Percent		26.65%			14.72%				12.86%
C000168394
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Growth Fund
Average Annual Return, Percent		32.23%			15.13%				12.78%
C000168412
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Science and Technology Fund
Average Annual Return, Percent		25.30%			7.03%				12.98%
C000168413
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Science and Technology Fund
Average Annual Return, Percent		30.76%			7.44%				12.93%
C000168404
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Equity Fund
Average Annual Return, Percent		17.05%			0.17%				6.00%
C000168405
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Small Cap Equity Fund
Average Annual Return, Percent		22.46%			0.56%				5.91%
C000168344
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS International Fund
Average Annual Return, Percent		(0.65%)			3.80%				5.40%
C000168345
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS International Fund
Average Annual Return, Percent		3.62%			4.26%				5.39%
C000168340
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Global Fund
Average Annual Return, Percent		12.76%			10.62%				10.88%
C000168341
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory RS Global Fund
Average Annual Return, Percent		17.76%			11.10%				10.87%
C000168352
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sophus Emerging Markets Fund
Average Annual Return, Percent		(0.86%)			(0.95%)				2.63%
C000168353
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sophus Emerging Markets Fund
Average Annual Return, Percent		3.34%			(0.59%)				2.57%
C000168370
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Low Duration Bond Fund
Average Annual Return, Percent		2.70%			1.62%				1.61%
C000168371
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Low Duration Bond Fund
Average Annual Return, Percent		3.29%			1.32%				1.23%
C000168374
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory High Yield Fund
Average Annual Return, Percent		5.91%			2.07%				4.44%
C000168375
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory High Yield Fund
Average Annual Return, Percent		6.30%			1.75%				4.11%
C000168378
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Tax-Exempt Fund
Average Annual Return, Percent		0.54%			0.78%				2.22%
C000168379
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Tax-Exempt Fund
Average Annual Return, Percent		1.10%			0.45%				1.81%
C000168381
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory High Income Municipal Bond Fund
Average Annual Return, Percent		4.48%			1.40%				2.72%
C000168382
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory High Income Municipal Bond Fund
Average Annual Return, Percent		5.02%			1.09%				2.33%
C000168384
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Floating Rate Fund
Average Annual Return, Percent		5.86%			3.17%				3.80%
C000168385
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Floating Rate Fund
Average Annual Return, Percent		6.46%			2.83%				3.36%
Without Sales Load [Member] | C000168333
Average Annual Return [Line Items]
Average Annual Return, Percent		14.93%			10.56%				9.16%
Without Sales Load [Member] | C000168334
Average Annual Return [Line Items]
Average Annual Return, Percent		14.52%			10.16%				8.76%
Without Sales Load [Member] | C000244343
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%	20.25%
Without Sales Load [Member] | C000168335
Average Annual Return [Line Items]
Average Annual Return, Percent		15.40%			10.94%				9.52%
Without Sales Load [Member] | C000219866
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%		19.20%
Without Sales Load [Member] | C000168336
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%			7.82%				7.64%
Without Sales Load [Member] | C000168337
Average Annual Return [Line Items]
Average Annual Return, Percent		11.75%			6.99%				6.97%
Without Sales Load [Member] | C000168339
Average Annual Return [Line Items]
Average Annual Return, Percent		12.94%			8.08%				7.89%
Without Sales Load [Member] | C000168329
Average Annual Return [Line Items]
Average Annual Return, Percent		21.02%			9.74%				9.04%
Without Sales Load [Member] | C000168330
Average Annual Return [Line Items]
Average Annual Return, Percent		20.02%			8.86%				8.35%
Without Sales Load [Member] | C000168332
Average Annual Return [Line Items]
Average Annual Return, Percent		21.25%			9.97%				9.27%
Without Sales Load [Member] | C000168416
Average Annual Return [Line Items]
Average Annual Return, Percent		20.87%			10.63%				8.95%
Without Sales Load [Member] | C000168417
Average Annual Return [Line Items]
Average Annual Return, Percent		19.92%			9.81%				8.31%
Without Sales Load [Member] | C000168419
Average Annual Return [Line Items]
Average Annual Return, Percent		21.25%			10.95%				9.26%
Without Sales Load [Member] | C000168359
Average Annual Return [Line Items]
Average Annual Return, Percent		16.03%			27.23%				2.70%
Without Sales Load [Member] | C000168360
Average Annual Return [Line Items]
Average Annual Return, Percent		15.08%			26.21%				2.04%
Without Sales Load [Member] | C000168362
Average Annual Return [Line Items]
Average Annual Return, Percent		16.38%			27.67%				3.03%
Without Sales Load [Member] | C000168408
Average Annual Return [Line Items]
Average Annual Return, Percent		11.08%			0.53%				5.94%
Without Sales Load [Member] | C000168409
Average Annual Return [Line Items]
Average Annual Return, Percent		10.23%			(0.24%)				5.30%
Without Sales Load [Member] | C000193682
Average Annual Return [Line Items]
Average Annual Return, Percent		11.43%			0.87%		5.90%
Without Sales Load [Member] | C000168411
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%			0.80%				6.23%
Without Sales Load [Member] | C000168400
Average Annual Return [Line Items]
Average Annual Return, Percent		23.42%			7.10%				7.98%
Without Sales Load [Member] | C000168401
Average Annual Return [Line Items]
Average Annual Return, Percent		22.38%			6.26%				7.31%
Without Sales Load [Member] | C000172970
Average Annual Return [Line Items]
Average Annual Return, Percent		23.84%			7.46%			9.72%
Without Sales Load [Member] | C000168403
Average Annual Return [Line Items]
Average Annual Return, Percent		23.72%			7.37%				8.26%
Without Sales Load [Member] | C000168396
Average Annual Return [Line Items]
Average Annual Return, Percent		23.99%			6.10%				7.39%
Without Sales Load [Member] | C000168397
Average Annual Return [Line Items]
Average Annual Return, Percent		22.87%			5.14%				6.63%
Without Sales Load [Member] | C000172969
Average Annual Return [Line Items]
Average Annual Return, Percent		24.35%			6.38%			9.07%
Without Sales Load [Member] | C000168399
Average Annual Return [Line Items]
Average Annual Return, Percent		24.29%			6.36%				7.66%
Without Sales Load [Member] | C000219869
Average Annual Return [Line Items]
Average Annual Return, Percent		24.17%		4.19%
Without Sales Load [Member] | C000168393
Average Annual Return [Line Items]
Average Annual Return, Percent		34.36%			16.09%				13.53%
Without Sales Load [Member] | C000168394
Average Annual Return [Line Items]
Average Annual Return, Percent		33.23%			15.13%				12.78%
Without Sales Load [Member] | C000168392
Average Annual Return [Line Items]
Average Annual Return, Percent		34.68%			16.40%				13.83%
Without Sales Load [Member] | C000168412
Average Annual Return [Line Items]
Average Annual Return, Percent		32.92%			8.31%				13.65%
Without Sales Load [Member] | C000168413
Average Annual Return [Line Items]
Average Annual Return, Percent		31.76%			7.44%				12.93%
Without Sales Load [Member] | C000168415
Average Annual Return [Line Items]
Average Annual Return, Percent		33.22%			8.56%				13.92%
Without Sales Load [Member] | C000168404
Average Annual Return [Line Items]
Average Annual Return, Percent		24.26%			1.36%				6.64%
Without Sales Load [Member] | C000168405
Average Annual Return [Line Items]
Average Annual Return, Percent		23.46%			0.56%				5.91%
Without Sales Load [Member] | C000168407
Average Annual Return [Line Items]
Average Annual Return, Percent		24.62%			1.58%				6.80%
Without Sales Load [Member] | C000219870
Average Annual Return [Line Items]
Average Annual Return, Percent		24.51%		(0.61%)
Without Sales Load [Member] | C000168344
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%			5.04%				6.03%
Without Sales Load [Member] | C000168345
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%			4.26%				5.39%
Without Sales Load [Member] | C000168346
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%			4.77%				5.72%
Without Sales Load [Member] | C000213174
Average Annual Return [Line Items]
Average Annual Return, Percent		5.70%			5.36%	6.01%
Without Sales Load [Member] | C000168347
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%			5.30%				6.29%
Without Sales Load [Member] | C000168340
Average Annual Return [Line Items]
Average Annual Return, Percent		19.66%			11.94%				11.55%
Without Sales Load [Member] | C000168341
Average Annual Return [Line Items]
Average Annual Return, Percent		18.76%			11.10%				10.87%
Without Sales Load [Member] | C000168342
Average Annual Return [Line Items]
Average Annual Return, Percent		19.40%			11.67%				13.55%
Without Sales Load [Member] | C000213170
Average Annual Return [Line Items]
Average Annual Return, Percent		20.04%			12.26%	13.06%
Without Sales Load [Member] | C000168343
Average Annual Return [Line Items]
Average Annual Return, Percent		19.97%			12.22%				11.84%
Without Sales Load [Member] | C000168352
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%			0.22%				3.24%
Without Sales Load [Member] | C000168353
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%			(0.59%)				2.57%
Without Sales Load [Member] | C000168354
Average Annual Return [Line Items]
Average Annual Return, Percent		4.93%			(0.02%)				2.98%
Without Sales Load [Member] | C000172968
Average Annual Return [Line Items]
Average Annual Return, Percent		5.67%			0.67%			5.20%
Without Sales Load [Member] | C000168355
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%			0.57%				3.59%
Without Sales Load [Member] | C000168370
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%			2.09%				1.84%
Without Sales Load [Member] | C000168371
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%			1.32%				1.23%
Without Sales Load [Member] | C000168373
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%			2.34%				2.09%
Without Sales Load [Member] | C000168374
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%			2.52%				4.68%
Without Sales Load [Member] | C000168375
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%			1.75%				4.11%
Without Sales Load [Member] | C000168376
Average Annual Return [Line Items]
Average Annual Return, Percent		8.41%			2.29%				4.38%
Without Sales Load [Member] | C000168377
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%			2.78%				4.95%
Without Sales Load [Member] | C000168378
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%			1.25%				2.45%
Without Sales Load [Member] | C000168379
Average Annual Return [Line Items]
Average Annual Return, Percent		2.09%			0.45%				1.81%
Without Sales Load [Member] | C000168380
Average Annual Return [Line Items]
Average Annual Return, Percent		3.02%			1.36%				2.58%
Without Sales Load [Member] | C000168381
Average Annual Return [Line Items]
Average Annual Return, Percent		6.83%			1.86%				2.96%
Without Sales Load [Member] | C000168382
Average Annual Return [Line Items]
Average Annual Return, Percent		6.02%			1.09%				2.33%
Without Sales Load [Member] | C000168383
Average Annual Return [Line Items]
Average Annual Return, Percent		7.07%			2.12%				3.20%
Without Sales Load [Member] | C000219867
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%		2.08%
Without Sales Load [Member] | C000168384
Average Annual Return [Line Items]
Average Annual Return, Percent		8.08%			3.65%				4.04%
Without Sales Load [Member] | C000168385
Average Annual Return [Line Items]
Average Annual Return, Percent		7.32%			2.83%				3.36%
Without Sales Load [Member] | C000168387
Average Annual Return [Line Items]
Average Annual Return, Percent		8.45%			3.88%				4.27%
Without Sales Load [Member] | C000219868
Average Annual Return [Line Items]
Average Annual Return, Percent		8.25%		4.45%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%	24.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%		15.67%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.51%			14.28%				12.87%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.51%			14.28%				12.87%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.51%			14.28%				12.87%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%		13.87%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%			14.41%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%			15.07%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%		16.58%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%			14.53%				13.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%			13.86%				12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%		15.67%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%			4.73%				5.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%			4.73%				5.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%			4.73%				5.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%			4.73%	5.52%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%			4.73%				5.20%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%	10.59%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%			11.25%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		17.49%			10.06%				9.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%			(0.33%)				1.35%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		2.04%			0.06%				1.73%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		2.04%			0.06%				1.73%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		2.04%			0.06%				1.73%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		2.04%			0.06%				1.73%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%			0.99%				2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%			0.99%				2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%			0.99%				2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%			0.99%				2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%			0.99%				2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%			0.99%				2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.05%		0.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(1.86%)
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%			7.29%				7.14%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%			7.29%				7.14%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%	17.57%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%			7.29%				7.14%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%		13.72%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%			8.59%				8.10%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%			8.59%				8.10%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%			8.59%				8.10%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		14.37%			8.68%				8.49%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		14.37%			8.68%				8.49%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		14.37%			8.68%				8.49%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.98%			8.60%				8.40%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.98%			8.60%				8.40%
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.98%			8.60%				8.40%
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Natural Resources Sector Index							S&P North American Natural Resources Sector Index
Average Annual Return, Percent		8.11%			11.23%				4.72%
MSCI World Commodity Producers Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers Index							MSCI World Commodity Producers Index
Average Annual Return, Percent		(5.28%)			7.31%				4.09%
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Natural Resources Sector Index							S&P North American Natural Resources Sector Index
Average Annual Return, Percent		8.11%			11.23%				4.72%
MSCI World Commodity Producers Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers Index							MSCI World Commodity Producers Index
Average Annual Return, Percent		(5.28%)			7.31%				4.09%
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Natural Resources Sector Index							S&P North American Natural Resources Sector Index
Average Annual Return, Percent		8.11%			11.23%				4.72%
MSCI World Commodity Producers Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers Index							MSCI World Commodity Producers Index
Average Annual Return, Percent		(5.28%)			7.31%				4.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%		8.17%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%			9.07%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.10%			11.47%				11.54%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.10%			11.47%				11.54%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.10%			11.47%			13.69%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.10%			11.47%				11.54%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.10%		10.19%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		33.36%			18.96%				16.78%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		33.36%			18.96%				16.78%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		33.36%			18.96%				16.78%
S&P North American Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.08%			21.06%				20.70%
S&P North American Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.08%			21.06%				20.70%
S&P North American Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.08%			21.06%				20.70%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%			6.86%				8.09%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%		6.74%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index							MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%			1.70%				3.64%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index							MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%			1.70%				3.64%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index							MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%			1.70%				3.64%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index						MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%			1.70%			5.60%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index							MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%			1.70%				3.64%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index							Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent		4.03%			1.36%				1.38%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index							Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent		4.03%			1.36%				1.38%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index							Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent		4.03%			1.36%				1.38%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index							Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%			4.21%				5.17%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index							Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%			4.21%				5.17%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index							Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%			4.21%				5.17%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index							Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%			4.21%				5.17%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index							Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.32%			2.66%				4.28%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index							Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.32%			2.66%				4.28%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index							Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.32%			2.66%				4.28%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.32%		3.07%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index							Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent		9.01%			5.86%				5.15%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index							Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent		9.01%			5.86%				5.15%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index							Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent		9.01%			5.86%				5.15%
S&P/LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index		Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent		9.01%		7.18%